Construction in Progress - Summary of Construction in Progress (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about construction in progress [line items]
Beginning balance	¥ 66,644
Ending balance	59,206	¥ 66,644
Construction in progress [member]
Disclosure of detailed information about construction in progress [line items]
Beginning balance	66,644	73,106
Additions	76,870	74,457
Transferred to property, plant and equipment	(77,861)	(74,879)
Transferred to intangible assets	(6,447)	(6,040)
Ending balance	¥ 59,206	¥ 66,644